UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR/A
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-08821
Rydex Variable Trust
(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
*Explanatory Note
The Registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2010, originally filed with the Securities and Exchange Commission on September 3, 2010 (Accession Number 0000950123-10-083820) to amend Item 1 “Reports to Stockholders.” The purpose of this amendment is to supplement the Annual Shareholder Reports for the Rydex Variable Trust.
Items 1 (supplemented further herein), and 2 through 12(a)(1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on September 3, 2010 (Accession Number 0000950123-10-083820).

RYDEX VARIABLE TRUST
Supplement dated July 22, 2011
to the Semi-Annual Report to Shareholders dated June 30, 2010 (“Semi-Annual Report”)
This Supplement updates certain information contained in the above-dated Semi-Annual Report for the Rydex Variable Trust (the “Trust”).
The following section is added after the section Information on Board of Trustees and Officers, in each respective book:
Board Considerations in Approving the Investment Advisory and Investment Sub-Advisory Agreements
At an in-person meeting of the Trust’s Board of Trustees held January 28, 2010, called for the purpose of, among other things, voting on the approval of new investment advisory and investment sub-advisory agreements applicable to the series of the Trust (the “Funds”), the Trust’s Board of Trustees, including the Independent Trustees, unanimously approved for a two-year period the new: (1) investment advisory agreement between the Trust and Rydex Advisors II, LLC (formerly, PADCO Advisors II, Inc., and referred to herein as “Rydex”); (2) investment sub-advisory agreement between Rydex and CLS Investment Firm, LLC (“CLS”) with respect to each of the CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, and CLS AdvisorOne Select Allocation Fund; and (3) investment sub-advisory agreement between Rydex and Valu-Trac Investment Management Limited (“Valu-Trac”) with respect to the International Opportunity Fund. The Trust’s Board of Trustees also approved a new sub-investment advisory agreement between Rydex and Security Global Investors with respect to the International Opportunity Fund at an in-person meeting of the Trust’s Board held February 11, 2011. (The sub-investment advisory agreement with Valu-Trac was approved in the event that shareholder approval was not obtained with respect to the new investment sub-advisory agreement with Security Global Investors, or Security Global Investors was otherwise not appointed as sub-advisor to the International Opportunity Fund.) In reaching the conclusion to approve the investment advisory and investment sub-advisory agreements, the Trustees requested and obtained from Rydex such information as the Trustees deemed reasonably necessary to evaluate the proposed renewal of the agreements. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.
In considering the approval of the investment advisory and investment sub-advisory agreements, the Independent Trustees evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by Rydex and the investment sub-advisors; (2) the investment performance of the Funds; (3) the costs of services provided by Rydex and the profits derived by Rydex from its relationship with the Funds; (4) a comparison of each Fund’s expense ratios and those of similarly situated funds; (5) benefits (such as soft dollars) to Rydex and its affiliates and the investment sub-advisors from their relationship with the Funds (and any corresponding benefits to the Funds); (6) other factors the Board deemed to be relevant. The Board also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Trustees by their independent legal counsel and the Trustees’ own business judgment, to be relevant. Following its review, the Trust’s Board determined that the investment advisory agreement and investment sub-advisory agreements will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of shareholders. Accordingly, the Trustees, including the Independent Trustees, unanimously approved the renewal of the investment advisory and investment sub-advisory agreements based upon the following considerations, among others:
•	The nature, extent and quality of the advisory services to be provided. The Board of Trustees concluded that Rydex and the investment sub-advisors are capable of providing high quality services to the Funds, as indicated by the nature and quality of services provided in the past, Rydex’s management capabilities demonstrated with respect to the Funds and other mutual funds managed by Rydex, the professional qualifications and experience of Rydex and Rydex’s investment and management oversight processes. The Trustees also determined that Rydex proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	The investment performance of the Fund. With respect to the Funds, the Trustees concluded that Rydex and the investment sub-advisers had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods.

•	The cost of advisory services provided and the level of profitability. On the basis of the Board’s review of the fees to be charged by Rydex for investment advisory and other services, and the estimated profitability of Rydex’s relationship with the Funds, the Board concluded that the level of investment advisory fees and Rydex’s profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and Rydex and its affiliates. The Trustees determined that the advisory fees and estimated overall expense ratio of each Fund are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size.

•	Whether the advisory fees reflect economies of scale. The Trustees concluded that the Funds’ investment advisory fees appropriately reflect the current economic environment for Rydex and the competitive nature of the mutual fund market.

•	The extent to which economies of scale will be realized as the Fund grows. While the Funds’ investment advisory fees do not reduce should fund assets grow meaningfully, the Trustees determined that the investment advisory fees payable by the funds already reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper) and Rydex’s estimated profitability at current or foreseeable asset levels. The Trustees also considered that they will have the opportunity to periodically re-examine whether each Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to Rydex in the future.
On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Directors, concluded that the terms of the investment advisory and investment sub-advisory agreements for the Funds were reasonable, and that approval of the investment advisory and investment sub-advisory agreements were in the best interests of the Funds.
You may obtain a copy of the Fund’s Annual Report free of charge, upon request, by calling toll-free 1-800-820-0888, by visiting the Fund’s website at http://www.rydex-sgi.com/service/prospectuses_reports.shtml, or by writing to Rydex Distributors, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Item 12.	Exhibits.
(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Rydex Variable Trust

By:	/s/ Richard Goldman Richard Goldman, President
Date: July 22, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Goldman Richard Goldman, President

Date:	July 22, 2011

By:	/s/ Nick Bonos Nick Bonos, Vice President and Treasurer
Date: July 22, 2011